Consolidated Statements of Cash Flows (Parenthetical) (10.125% Senior Notes)	Dec. 31, 2010	Jun. 14, 2010
10.125% Senior Notes
Long-Term Debt
Senior notes, rate of interest (as a percent)	10.125%	10.125%